Post-retirement defined benefit schemes - Principal Assumptions (Details)	Jun. 30, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate	2.78%	2.59%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.67%	2.73%
Retail Prices Index
Rate of inflation:
Price Index	3.11%	3.20%
Consumer Price Index
Rate of inflation:
Price Index	2.06%	2.15%